Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 56,253,554	$ 2,003,332	$ 36,522,155
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 56,448,769	$ 2,010,284	$ 36,766,117